Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes
Schedule of components of income tax expense

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Current tax (note)	182,270	464,025	561,001
Deferred tax	(68,338)	(218,993)	(103,256)

Total tax expenses	113,932	245,032	457,745

Note:	All current tax was related to income tax in PRC and Hong Kong.

Schedule of reconciliation of the income tax expense to income before income tax and share of loss of affiliates

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Income before income tax and share of loss of affiliates	435,152	1,060,341	2,050,520
Computed income tax expense at PRC EIT tax rate	108,788	265,085	512,630
Effect of non-deductible expenses, including:
—Share-based compensation expenses	19,126	56,374	75,735
—Other non-deductible expenses	2,164	9,487	4,259
Effect of different tax rates of a subsidiary operating in other jurisdiction	(1,000)	578	392
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(12,059)	(46,159)	(144,958)
Effect of non-taxable income	—	(20,271)	(7,242)
Change in valuation allowance	(3,087)	(15,891)	10,444
Others	—	(4,171)	6,485

Actual income tax expenses	113,932	245,032	457,745

Schedule of aggregate amount and per share effect of the tax holidays and tax concessions
	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
The aggregate effect	12,059	46,159	144,958
Per share effect:
Class A and Class B ordinary share:
—basic	0.11	0.41	1.25
—diluted	0.10	0.38	1.21

Schedule of the principal components of deferred tax assets

	As of December 31,
	2014	2015
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	65,279	59,652
Allowance for doubtful debts	1,633	1,083
Allowance for intangible assets and other investments	6,842	9,678
Inventory write-down	19,009	33,116
Payroll payable and other accruals	59,651	28,490
Deferred revenue	108,153	93,590
Advertising expenses	24,354	24,354
Others	974	983
Less: valuation allowance	(52,746)	(48,943)

Total deferred tax assets-current	233,149	202,003

Deferred tax liability:
Intangible assets	242,697	175,416

Total deferred tax liability-non-current	242,697	175,416

Note:

Foreign exchange represents the differences of exchange rate on balance sheet date used to translate the deferred tax assets balances and the weighted average rate used to translate the valuation allowance recognized during the period.